12. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Year Ending December 31,	Future Minimum Payments
2016 (six months)	$178
2017	221
2018	46
2019	2
2020	—
Total	$446